Significant Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 20,917	$ 15,421
Supplies inventory	10,053	7,138
Income taxes receivable	126	12,977
Other	41,335	42,312
Total	$ 72,431	$ 77,848